UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Name: CAK Capital Management, Inc.
                                 d/b/a/ Knott Capital Management
                        Address: 224 Valley Creek Blvd.
                                 Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                  Name:     J. Michael Barron
                 Title:     Chief Executive Officer
                 Phone:     (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron                   Exton, PA              January 23, 2006
-----------------------------      ----------------------      -----------------
J. Michael Barron                       City, State                  Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $717,965 (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/05
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Micro Device          COM              007903107      214     7000 SH       SOLE                     7000
Ameren Corp                    COM              023608102      205     4000 SH       OTHER                    4000
Bank of America Corp.          COM              060505104    21701   470232 SH       SOLE                   470232
                                                               391     8470 SH       OTHER                    8470
Black & Decker Corp.           COM              091797100    19535   224642 SH       SOLE                   224642
                                                               254     2920 SH       OTHER                    2920
Bristol-Myers Squibb           COM              110122108     1732    75350 SH       OTHER                   75350
Carnival Corp                  PAIRED CTF       143658300    22255   416216 SH       SOLE                   416216
                                                               225     4210 SH       OTHER                    4210
Cephalon Inc.                  COM              156708109    37036   572067 SH       SOLE                   572067
                                                               548     8460 SH       OTHER                    8460
Chesapeake Energy              COM              165167107    14360   452562 SH       SOLE                   452562
                                                               450    14185 SH       OTHER                   14185
Comcast Cl A Special           COM              20030N200    20108   782724 SH       SOLE                   782724
                                                               191     7440 SH       OTHER                    7440
ConocoPhillips                 COM              20825C104     9566   164424 SH       SOLE                   164424
                                                               232     3980 SH       OTHER                    3980
Covance Inc.                   COM              222816100    27546   567377 SH       SOLE                   567377
                                                               347     7140 SH       OTHER                    7140
Danaher Corporation            COM              235851102    26875   481801 SH       SOLE                   481801
                                                               380     6820 SH       OTHER                    6820
Diageo                         COM              25243Q205    23844   408988 SH       SOLE                   408988
                                                               365     6265 SH       OTHER                    6265
Dun & Bradstreet Corp          COM              26483E100    18442   275420 SH       SOLE                   275420
                                                               136     2025 SH       OTHER                    2025
Edwards Lifesciences           COM              28176E108    20565   494240 SH       SOLE                   494240
                                                               320     7680 SH       OTHER                    7680
ING Groep N.V.                 ADR              456837103    14522   417060 SH       SOLE                   417060
                                                                86     2460 SH       OTHER                    2460
Lennar Corp Cl A               COM              526057104    23411   383660 SH       SOLE                   383660
                                                               338     5545 SH       OTHER                    5545
Linear Technology              COM              535678106    19748   547496 SH       SOLE                   547496
                                                               234     6497 SH       OTHER                    6497
Lowes Companies Inc.           COM              548661107    23987   359838 SH       SOLE                   359838
                                                               330     4955 SH       OTHER                    4955
McGraw-Hill Companies          COM              580645109    22547   436695 SH       SOLE                   436695
                                                               220     4270 SH       OTHER                    4270
Medco Health Solutions         COM              58405U102    26243   470297 SH       SOLE                   470297
                                                               243     4360 SH       OTHER                    4360
PepsiCo Inc.                   COM              713448108    22433   379709 SH       SOLE                   379709
                                                               213     3605 SH       OTHER                    3605
Pharmaceutical Prod. Dev.      COM              717124101    34482   556613 SH       SOLE                   556613
                                                               477     7700 SH       OTHER                    7700
Praxair                        COM              74005P104    22973   433779 SH       SOLE                   433779
                                                               249     4695 SH       OTHER                    4695
Pulte Homes                    COM              745867101    21865   555503 SH       SOLE                   555503
                                                               315     7995 SH       OTHER                    7995
Rockwell Automation            COM              773903109    28090   474818 SH       SOLE                   474818
                                                               351     5930 SH       OTHER                    5930
S&P Depositary Receipts SP 500 COM              78462F103     2376    19085 SH       SOLE                    19085
Sanofi-Aventis                 COM              80105N105    31055   707406 SH       SOLE                   707406
                                                               419     9535 SH       OTHER                    9535
St. Joe Company                COM              790148100    35614   529808 SH       SOLE                   529808
                                                              1248    18570 SH       OTHER                   18570
St. Paul Travelers Co.         COM              792860108    11434   255976 SH       SOLE                   255976
                                                                68     1525 SH       OTHER                    1525
Tellabs Inc.                   COM              879664100      545    50000 SH       SOLE                    50000
Textron                        COM              883203101    21624   280905 SH       SOLE                   280905
                                                               199     2585 SH       OTHER                    2585
Total SA                       COM              89151E109    25666   203056 SH       SOLE                   203056
                                                               298     2355 SH       OTHER                    2355
UnitedHealth Group             COM              91324P102    33767   543398 SH       SOLE                   543398
                                                               472     7600 SH       OTHER                    7600
Walgreen Company               COM              931422109     2523    57000 SH       OTHER                   57000
Wyeth                          COM              983024100     4008    87000 SH       OTHER                   87000
XTO Energy                     COM              98385X106    15269   347490 SH       SOLE                   347490
                                                               201     4584 SH       OTHER                    4584